RESTRUCTURING AND ACQUISITION-RELATED COSTS	12 Months Ended
Jan. 03, 2021
Analysis of income and expense [abstract]
RESTRUCTURING AND ACQUISITION-RELATED COSTS	RESTRUCTURING AND ACQUISITION-RELATED COSTS:
Restructuring and acquisition-related costs are presented in the following table, and are comprised of costs directly related to significant exit activities, including the closure of business locations or the relocation of business activities, significant changes in management structure, as well as transaction, exit, and integration costs incurred pursuant to business acquisitions.

	2020	2019

Employee termination and benefit costs	$10,900	$17,064
Exit, relocation and other costs	13,321	17,190
Net loss on disposal and write-downs of property, plant and equipment, right-of-use assets and software related to exit activities	23,933	13,061
Acquisition-related transaction costs	—	14
	$48,154	$47,329

Restructuring and acquisition-related costs in fiscal 2020 related to the following: $22.5 million for the closure of a yarn-spinning plant in the U.S., including accelerated depreciation of right-of-use assets and equipment; $10.8 million for the closure of textile manufacturing and sewing operations in Mexico; $5.9 million for the exit of ship-to-the-piece activities, including computer software write-downs and warehouse consolidation costs; $2.4 million for SG&A workforce reductions; and $6.6 million in other costs, including costs incurred to complete restructuring activities that were initiated in fiscal 2019.

Restructuring and acquisition-related costs in fiscal 2019 related to the following: $14.2 million for the closure of textile manufacturing and sewing operations in Mexico; $7.3 million for the consolidation of sewing activities in Honduras; $7.0 million for the closure of a hosiery manufacturing plant in Canada; $9.9 million for the exit of yarn-recycling activities (planned disposal of yarn recycling equipment) and the closure of a yarn-spinning plant in the U.S.; $4.8 million for the exit of ship-to-the-piece activities; and $4.1 million to complete restructuring activities that were initiated in fiscal 2018, including the closure of the AKH textile manufacturing facility and the consolidation of U.S. distribution centres.